SM&R Investments, Inc.


Supplement dated September 23, 2002 to the Class A and Class B Prospectus dated December 31, 2001



The portfolio management for the SM&R Growth Fund is hereby amended to read as follows:


Page 9 - SM&R Growth Fund:

Portfolio Manager:  Andrew R. Duncan
Assistant Portfolio Manager:  Gordon D. Dixon



On Page 43, the narrative section for Andrew R. Duncan is hereby amended to read:

Mr. Duncan joined SM&R's staff in 1997 as Sr. Securities Analyst/Portfolio Manager. Mr. Duncan serves as Portfolio Manager of the SM&R Growth Fund,
SM&R Equity Income Fund and SM&R Balanced Fund. He also serves as the portfolio manager of American National Investment Accounts, Inc.'s American National (A.N.) Growth Portfolio, A.N. Equity Income Portfolio, A.N. Balanced Portfolio, A.N. Small-Cap/Mid-Cap Portfolio and A.N. International Stock Portfolio. He graduated from West Virginia University in 1995 with a BS/BA degree in Finance and from Texas A&M University in 1996 with an MS in Finance. He is a Chartered Financial Analyst.

The narrative on this page for Andre J. Hodlewsky is hereby deleted.




SM&R Investments, Inc.


Supplement dated September 23, 2002 to the Class T Prospectus dated December 31, 2001



The portfolio management for the SM&R Growth Fund is hereby amended to read as follows:


Page 1 - SM&R Growth Fund:

Portfolio Manager:  Andrew R. Duncan
Assistant Portfolio Manager:  Gordon D. Dixon



On Page 25, the narrative section for Andrew R. Duncan is hereby amended to read:

Mr. Duncan joined SM&R's staff in 1997 as Sr. Securities Analyst/Portfolio Manager. Mr. Duncan serves as Portfolio Manager of the SM&R Growth Fund,
SM&R Equity Income Fund and SM&R Balanced Fund. He also serves as the portfolio manager of American National Investment Accounts, Inc.'s American National (A.N.) Growth Portfolio, A.N. Equity Income Portfolio, A.N. Balanced Portfolio, A.N. Small-Cap/Mid-Cap Portfolio and A.N. International Stock Portfolio. He graduated from West Virginia University in 1995 with a BS/BA degree in Finance and from Texas A&M University in 1996 with an MS in Finance. He is a Chartered Financial Analyst.

The narrative on page 26 for Andre J. Hodlewsky is hereby deleted.